Accrued Expenses and Other Current Liabilities	6 Months Ended
Jan. 31, 2022
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 11 – ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	January 31, 2022	July 31, 2021
	unaudited
Securities payable (a)	$1,359,793	$-
Accrued legal liabilities in connection with arbitration with Huale Group Co., Limited (“Huale”) (Note 15) (b)	262,867	262,668
Accrued payroll	145,086	48,131
Accrued professional service fee	98,784	152,044
Others	102,719	52,020
	$1,969,249	$514,863

(a)	As of January 31, 2022, the balance of securities payable represented the amount payable for trading securities, for which the Company placed orders on January 31, 2022 and the security accounts cleared the amount in February 2022.

(b)	The accrued liabilities in connection with arbitration with Huale was comprised of a deposit of $250,000 to be refunded to Huale and arbitration and counterclaim fee of $12,876 (RMB 81,844). Based on the Court ruling, the Company accrued legal liabilities of $262,876 on the unaudited condensed consolidated balance sheets, which was still outstanding by the date of this report (See Note 15 for details).